UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

March 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 91.9%
Brazil - 1.1%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	54,108	$22,576,001

Mexico - 1.0%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	245,225	20,098,006

United States - 89.8%
U.S. Treasury Bonds
5.375%, 2/15/31	U.S.$	1,961	2,508,549
6.00%, 2/15/26 (a)		333,000	437,843,052
6.375%, 8/15/27 (a)		260,000	356,768,880
6.50%, 11/15/26 (a)		183,000	252,025,404
8.50%, 2/15/20		3,700	5,049,634
U.S. Treasury Notes
1.75%, 5/15/23		6,010	5,567,700
2.125%, 8/31/20-8/15/21		171,000	170,215,614
2.625%, 11/15/20 (a)		67,250	68,983,772
3.125%, 5/15/21		95,000	100,061,695
3.50%, 5/15/20		36,800	39,867,611
3.625%, 8/15/19		36,800	40,178,130
3.625%, 2/15/21 (b)		295,000	320,904,540
3.75%, 11/15/18		10,000	10,962,500

			1,810,937,081

Total Governments - Treasuries (cost $1,841,639,260)			1,853,611,088

CORPORATES - NON-INVESTMENT GRADES - 14.4%
Industrial - 11.4%
Basic - 0.8%
AK Steel Corp.
7.625%, 5/15/20 (a)		847	844,883
ArcelorMittal
5.75%, 8/05/20		2,417	2,568,062
7.25%, 3/01/41		54	54,203
7.50%, 10/15/39		1,376	1,422,440
Arch Coal, Inc.
7.00%, 6/15/19 (a)		2,100	1,622,250
Commercial Metals Co.
6.50%, 7/15/17		1,993	2,227,177
7.35%, 8/15/18		2,644	3,014,160
Novelis, Inc./GA
8.75%, 12/15/20		837	935,347
SPCM SA
6.00%, 1/15/22 (c)		617	654,020
Steel Dynamics, Inc.
7.625%, 3/15/20		3,000	3,247,500

			16,590,042

	Principal Amount (000)		U.S. $ Value
Capital Goods - 1.3%
B/E Aerospace, Inc.
6.875%, 10/01/20	U.S.$	2,000	$2,195,000
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (c)		2,313	2,289,870
Bombardier, Inc.
6.00%, 10/15/22 (c)		1,650	1,650,000
7.50%, 3/15/18 (c)		3,000	3,382,500
Building Materials Corp. of America
7.00%, 2/15/20 (c)		635	681,038
7.50%, 3/15/20 (c)		2,498	2,691,595
Clean Harbors, Inc.
5.25%, 8/01/20		1,200	1,236,000
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21		690	761,588
Sealed Air Corp.
6.875%, 7/15/33 (c)		1,486	1,493,430
8.125%, 9/15/19 (c)		1,127	1,259,422
8.375%, 9/15/21 (c)		1,157	1,331,996
SPX Corp.
6.875%, 9/01/17		2,900	3,291,500
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		1,599	1,802,872
United Rentals North America, Inc.
5.75%, 7/15/18		2,550	2,728,500

			26,795,311

Communications - Media - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		2,079	2,053,013
Clear Channel Communications, Inc.
9.00%, 12/15/19		92	96,600
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		1,312	1,392,360
Series B
6.50%, 11/15/22		3,688	3,941,550
Columbus International, Inc.
11.50%, 11/20/14 (c)		2,789	2,966,799
CSC Holdings LLC
6.75%, 11/15/21		5,000	5,587,500
Cumulus Media Holdings, Inc.
7.75%, 5/01/19		678	722,070
DISH DBS Corp.
5.00%, 3/15/23		2,240	2,256,800
Hughes Satellite Systems Corp.
7.625%, 6/15/21		3,111	3,507,652
Intelsat Jackson Holdings SA
7.25%, 4/01/19		4,231	4,548,325
Lamar Media Corp.
5.875%, 2/01/22		5,500	5,830,000
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (c)		3,243	3,384,881

	Principal Amount (000)		U.S. $ Value
Quebecor Media, Inc.
5.75%, 1/15/23	U.S.$	2,145	$2,150,363
Sirius XM Holdings, Inc.
5.25%, 8/15/22 (c)		412	424,360
5.875%, 10/01/20 (c)		2,026	2,137,430
Univision Communications, Inc.
5.125%, 5/15/23 (c)		3,295	3,369,137
Videotron Ltd.
5.00%, 7/15/22		2,255	2,260,637
Virgin Media Finance PLC
5.25%, 2/15/22		2,246	2,066,320
Virgin Media Secured Finance PLC
5.25%, 1/15/21		1,629	1,686,015

			50,381,812

Communications - Telecommunications - 0.8%
Columbus International, Inc.
7.375%, 3/30/21 (c)		2,572	2,649,160
Frontier Communications Corp.
8.125%, 10/01/18		2,000	2,335,000
SBA Telecommunications, Inc.
5.75%, 7/15/20		875	916,563
Sprint Communications, Inc.
9.00%, 11/15/18 (c)		2,065	2,524,462
Sunrise Communications International SA
7.00%, 12/31/17 (c)	EUR	1,585	2,313,017
tw telecom holdings, Inc.
6.375%, 9/01/23	U.S.$	2,369	2,534,830
Windstream Corp.
7.50%, 4/01/23		2,000	2,100,000
7.75%, 10/01/21		1,070	1,150,250

			16,523,282

Consumer Cyclical - Automotive - 0.3%
Affinia Group, Inc.
7.75%, 5/01/21		297	320,760
Goodyear Tire & Rubber Co. (The)
8.75%, 8/15/20		3,000	3,547,500
LKQ Corp.
4.75%, 5/15/23 (c)		908	860,330

			4,728,590

Consumer Cyclical - Entertainment - 0.1%
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		841	919,844

Consumer Cyclical - Other - 0.4%
Choice Hotels International, Inc.
5.75%, 7/01/22		195	206,700
MGM Resorts International
8.625%, 2/01/19		4,315	5,167,213
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27		1,100	1,226,500

	Principal Amount (000)		U.S. $ Value
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19	U.S.$	1,188	$1,309,770

			7,910,183

Consumer Cyclical - Retailers - 0.7%
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19		401	447,616
Chinos Intermediate Holdings A, Inc.
7.75%, 5/01/19 (c)(d)		1,127	1,163,627
L Brands, Inc.
6.90%, 7/15/17		3,621	4,141,519
New Look Bondco I PLC
8.375%, 5/14/18 (c)		2,000	2,140,000
Rite Aid Corp.
8.00%, 8/15/20		3,200	3,552,000
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)(c)		3,092	2,852,370

			14,297,132

Consumer Non-Cyclical - 1.5%
ARAMARK Corp.
5.75%, 3/15/20		1,001	1,057,306
Boparan Finance PLC
9.875%, 4/30/18 (c)	GBP	2,400	4,313,291
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (c)	U.S.$	3,286	3,433,870
7.125%, 7/15/20		1,717	1,862,945
HCA Holdings, Inc.
7.75%, 5/15/21 (a)		1,700	1,874,250
Holding Medi - Partenaires SAS
7.00%, 5/15/20 (c)	EUR	1,750	2,544,522
Hologic, Inc.
6.25%, 8/01/20	U.S.$	540	571,050
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (c)		2,000	2,225,000
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		4,000	4,595,000
Post Holdings, Inc.
6.75%, 12/01/21(c)		401	424,559
7.375%, 2/15/22		705	757,875
Smithfield Foods, Inc.
5.875%, 8/01/21(c)		2,597	2,694,387
6.625%, 8/15/22		1,678	1,812,240
Valeant Pharmaceuticals International
6.875%, 12/01/18 (c)		2,145	2,279,063

			30,445,358

Energy - 1.7%
Antero Resources Finance Corp.
5.375%, 11/01/21 (c)		792	803,880
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21 (c)		4,204	4,477,260

	Principal Amount (000)		U.S. $ Value
Berry Petroleum Co. LLC
6.375%, 9/15/22	U.S.$	3,107	$3,215,745
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		188	200,690
CGG SA
9.50%, 5/15/16		550	566,500
Chesapeake Energy Corp.
6.625%, 8/15/20		2,435	2,733,287
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		2,737	2,853,322
Linn Energy LLC/Linn Energy Finance Corp.
7.25%, 11/01/19 (c)		2,275	2,371,688
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (c)		2,000	2,060,000
Offshore Group Investment Ltd.
7.125%, 4/01/23		4,656	4,737,480
Oil States International, Inc.
6.50%, 6/01/19		1,960	2,062,900
Quicksilver Resources, Inc.
7.125%, 4/01/16		272	253,640
SandRidge Energy, Inc.
7.50%, 2/15/23		1,259	1,334,540
SESI LLC
7.125%, 12/15/21		2,834	3,159,910
Tervita Corp.
8.00%, 11/15/18 (c)		3,547	3,582,470

			34,413,312

Other Industrial - 0.2%
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (c)		3,525	3,754,125

Services - 0.4%
ADT Corp. (The)
3.50%, 7/15/22		260	228,545
4.125%, 4/15/19-6/15/23		2,821	2,756,566
Sabre GLBL, Inc.
8.50%, 5/15/19 (c)		2,000	2,210,000
Service Corp. International/US
7.50%, 4/01/27		3,300	3,498,000

			8,693,111

Technology - 0.6%
Amkor Technology, Inc.
6.625%, 6/01/21		3,000	3,202,500
Avaya, Inc.
10.50%, 3/01/21 (c)		1,543	1,431,133
Brightstar Corp.
9.50%, 12/01/16 (c)		1,600	1,744,000
CDW LLC/CDW Finance Corp.
8.50%, 4/01/19		5,000	5,475,000

			11,852,633

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (c)	U.S.$	1,789	$1,909,758

			229,214,493

Financial Institutions - 2.1%
Banking - 1.1%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	3,790	5,286,558
Bank of America Corp.
Series U
5.20%, 6/01/23	U.S.$	1,703	1,600,820
Barclays Bank PLC
7.625%, 11/21/22		2,385	2,629,462
7.75%, 4/10/23		1,748	1,927,170
Barclays PLC
8.00%, 12/15/20	EUR	896	1,296,093
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	2,300	2,248,250
Commerzbank AG
8.125%, 9/19/23 (c)		3,610	4,128,937
Credit Agricole SA
7.875%, 1/23/24 (c)		549	580,568
Credit Suisse Group AG
7.50%, 12/11/23 (c)		2,066	2,244,193

			21,942,051

Finance - 0.4%
Aviation Capital Group Corp.
6.75%, 4/06/21 (c)		4,235	4,672,268
Creditcorp
12.00%, 7/15/18 (c)		2,000	2,040,000
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (c)		2,000	2,147,500

			8,859,768

Insurance - 0.1%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		2,432	2,593,120
Pearl Group Holdings No. 1 Ltd.
6.586%, 4/25/16	GBP	43	66,107

			2,659,227

Other Finance - 0.3%
ACE Cash Express, Inc.
11.00%, 2/01/19 (c)	U.S.$	657	545,310
iPayment, Inc.
10.25%, 5/15/18		2,475	1,825,312
National Money Mart Co.
10.375%, 12/15/16		3,800	3,819,000

			6,189,622

	Principal Amount (000)		U.S. $ Value
REITS - 0.2%
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership
7.75%, 3/15/20	U.S.$	2,514	$2,989,460

			42,640,128

Utility - 0.9%
Electric - 0.6%
AES Corp./VA
8.00%, 10/15/17		487	576,486
Calpine Corp.
6.00%, 1/15/22 (c)		1,000	1,050,000
EDP Finance BV
4.90%, 10/01/19 (c)		255	266,475
6.00%, 2/02/18 (c)		3,490	3,786,650
FirstEnergy Corp.
Series C
7.375%, 11/15/31		1,552	1,782,714
GenOn Energy, Inc.
7.875%, 6/15/17		2,100	2,110,500
9.50%, 10/15/18		2,087	2,133,958

			11,706,783

Natural Gas - 0.3%
El Paso LLC
Series G
7.75%, 1/15/32		2,000	2,139,056
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		2,196	2,333,250
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		2,500	2,325,000

			6,797,306

			18,504,089

Total Corporates - Non-Investment Grades (cost $271,035,092)			290,358,710

CORPORATES - INVESTMENT GRADES - 9.5%
Industrial - 5.9%
Basic - 1.0%
Basell Finance Co. BV
8.10%, 3/15/27 (c)		1,190	1,552,661
Braskem Finance Ltd.
6.45%, 2/03/24		1,204	1,232,595
GTL Trade Finance, Inc.
7.25%, 10/20/17 (c)		2,536	2,849,830
LyondellBasell Industries NV
5.75%, 4/15/24		3,300	3,801,557
Minsur SA
6.25%, 2/07/24 (c)		1,764	1,852,454
Southern Copper Corp.
7.50%, 7/27/35		5,107	5,612,021

	Principal Amount (000)		U.S. $ Value
Weyerhaeuser Co.
7.375%, 3/15/32	U.S.$	2,000	$2,570,686

			19,471,804

Capital Goods - 0.8%
Legrand France SA
8.50%, 2/15/25		10	13,290
Odebrecht Finance Ltd.
4.375%, 4/25/25 (c)		6,760	6,050,762
Owens Corning
9.00%, 6/15/19		3,000	3,716,493
Republic Services, Inc.
5.25%, 11/15/21		6,098	6,816,918

			16,597,463

Communications - Media - 0.2%
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(e)		1,162	1,227,363
Myriad International Holdings BV
6.00%, 7/18/20 (c)		3,089	3,351,288

			4,578,651

Communications - Telecommunications - 1.7%
AT&T, Inc.
4.30%, 12/15/42		72	63,798
6.50%, 9/01/37		4,433	5,157,246
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		4,719	4,746,823
ENTEL Chile SA
4.875%, 10/30/24 (c)		3,015	3,039,524
Oi SA
5.75%, 2/10/22 (c)		5,500	5,293,950
Qwest Corp.
6.75%, 12/01/21		2,000	2,233,208
6.875%, 9/15/33		1,500	1,479,215
Telefonica Emisiones SAU
7.045%, 6/20/36		5,000	6,051,785
Verizon Communications, Inc.
6.90%, 4/15/38		4,500	5,574,127

			33,639,676

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
7.45%, 7/16/31		650	834,029

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.70%, 5/01/32		2,500	3,352,618

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
4.25%, 3/01/22		2,200	2,225,223

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
5.75%, 5/15/41	U.S.$	4,700	$5,446,985

Consumer Non-Cyclical - 0.5%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2,600	3,208,556
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (c)		1,699	1,748,985
SABMiller Holdings, Inc.
4.95%, 1/15/42 (c)		5,500	5,758,995

			10,716,536

Energy - 0.7%
Nabors Industries, Inc.
5.10%, 9/15/23 (c)		3,500	3,639,784
Reliance Holding USA, Inc.
5.40%, 2/14/22 (c)		3,568	3,741,497
Transocean, Inc.
7.50%, 4/15/31		2,200	2,539,728
Weatherford International Ltd./Bermuda
7.00%, 3/15/38		2,900	3,420,564

			13,341,573

Technology - 0.2%
Applied Materials, Inc.
5.85%, 6/15/41		4,621	5,234,026

Transportation - Airlines - 0.1%
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22		1,437	1,688,692

Transportation - Services - 0.1%
Asciano Finance Ltd.
4.625%, 9/23/20 (c)		1,080	1,116,183

			118,243,459

Financial Institutions - 3.1%
Banking - 1.3%
BNP Paribas SA
5.186%, 6/29/15 (c)		2,691	2,761,639
Credit Agricole SA
7.589%, 1/30/20	GBP	1,150	2,065,328
Credit Suisse AG
6.50%, 8/08/23 (c)	U.S.$	3,900	4,263,881
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (c)		884	1,272,960
JPMorgan Chase & Co.
Series S
6.75%, 2/01/24		3,997	4,206,842
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (c)		4,802	4,823,201
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		2,106	2,469,285

	Principal Amount (000)		U.S. $ Value
UBS AG/Stamford CT
7.50%, 7/15/25	U.S.$	1,394	$1,739,000
7.625%, 8/17/22		2,492	2,922,832

			26,524,968

Finance - 0.2%
GE Capital Trust II
5.50%, 9/15/67 (c)	EUR	1,000	1,474,085
General Electric Capital Corp.
Series G
6.875%, 1/10/39	U.S.$	1,254	1,651,444

			3,125,529

Insurance - 1.2%
AIG Life Holdings Inc
8.125%, 3/15/46 (c)		509	661,700
American International Group, Inc.
8.175%, 5/15/58		2,525	3,317,219
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	5,883,690
Great-West Life & Annuity Insurance Capital LP II
7.153%, 5/16/46 (c)		2,707	2,828,815
Humana, Inc.
8.15%, 6/15/38		2,900	4,076,959
MetLife, Inc.
6.40%, 12/15/36		3,345	3,528,975
Pacific Life Insurance Co.
9.25%, 6/15/39 (c)		1,500	2,197,702
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,797,959

			25,293,019

Other Finance - 0.0%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (f)		282	327,431

REITS - 0.4%
EPR Properties
7.75%, 7/15/20		3,308	3,902,011
HCP, Inc.
5.375%, 2/01/21		3,468	3,882,884

			7,784,895

			63,055,842

Utility - 0.3%
Electric - 0.3%
ComEd Financing III
6.35%, 3/15/33		3,462	3,392,760
Duquesne Light Holdings, Inc.
6.40%, 9/15/20 (c)		2,140	2,491,274

			5,884,034

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Petrobras International Finance Co.
5.375%, 1/27/21	U.S.$	5,000	$5,056,605

Total Corporates - Investment Grades (cost $180,038,704)			192,239,940

AGENCIES - 6.6%
Agency Debentures - 3.3%
Federal Home Loan Bank
5.50%, 7/15/36		8,695	10,619,377
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		15,000	20,021,610
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		42,045	36,023,904

			66,664,891

Agency Subordinated - 3.3%
Federal National Mortgage Association
5.375%, 6/12/17		59,222	67,071,047

Total Agencies (cost $127,338,599)			133,735,938

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
Non-Agency Floating Rate - 2.2%
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2
4.554%, 1/25/24 (g)		1,391	1,461,166
Federal National Mortgage Association
Series 2013-C01, Class M2
5.404%, 10/25/23 (g)		775	862,629
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.404%, 4/25/37 (g)		1,118	701,690
Series 2007-FA2, Class 1A5
0.454%, 4/25/37 (g)		1,266	789,669
IndyMac Index Mortgage Loan Trust
Series 2007-FLX3, Class A1
0.394%, 6/25/37 (g)		1,926	1,690,776
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.846%, 7/25/37 (g)(h)		1,411	293,566
Luminent Mortgage Trust
Series 2006-6, Class A1
0.354%, 10/25/46 (g)		5,985	5,243,779
Residential Accredit Loans, Inc.
Series 2006-QA4, Class A
0.334%, 5/25/36 (g)		3,814	2,959,142
Series 2006-QS18, Class 2A2
6.396%, 12/25/36 (g)(h)		18,717	3,883,897
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.304%, 7/25/23 (g)		2,650	3,241,799

	Principal Amount (000)		U.S. $ Value
Series 2013-DN2, Class M2
4.404%, 11/25/23 (g)	U.S.$	4,680	$4,833,707
Series 2014-DN1, Class M2
2.354%, 2/25/24 (g)		4,950	5,050,547
Series 2014-DN1, Class M3
4.654%, 2/25/24 (g)		4,665	4,960,574
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.90%, 4/25/47 (g)		5,811	4,340,180
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.829%, 2/25/47 (g)		5,065	4,107,976

			44,421,097

Non-Agency Fixed Rate - 2.0%
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		5,561	5,195,106
Series 2007-AR4, Class 1A1A
5.528%, 3/25/37		919	871,448
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		2,869	2,499,028
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		2,383	2,043,759
Series 2007-13, Class A2
6.00%, 6/25/47		3,353	2,758,219
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
2.672%, 9/25/47		1,027	862,923
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		2,062	1,791,299
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.242%, 9/25/36		2,621	2,094,605
Series 2006-AA7, Class A1
2.196%, 1/25/37		4,358	3,618,883
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,233	1,126,226
Residential Accredit Loans, Inc.
Series 2005-QA7, Class A21
3.05%, 7/25/35		1,624	1,441,714
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		3,461	3,337,375
Series 2006-QA1, Class A21
3.728%, 1/25/36		961	728,001
Series 2006-QS2, Class 1A8
6.00%, 2/25/36		5,541	4,655,523
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.642%, 12/28/37		5,123	4,644,657

	Principal Amount (000)		U.S. $ Value
Series 2007-AR8, Class A1
5.962%, 11/25/37	U.S.$	2,221	$2,032,516

			39,701,282

Total Collateralized Mortgage Obligations (cost $79,973,317)			84,122,379

EMERGING MARKETS - CORPORATE BONDS - 2.4%
Industrial - 2.4%
Basic - 0.2%
Vedanta Resources PLC
6.00%, 1/31/19 (c)		3,402	3,402,262

Capital Goods - 0.4%
Cemex SAB de CV
7.25%, 1/15/21 (c)		2,376	2,585,129
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (c)		1,954	2,107,877
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (c)		2,185	2,321,563

			7,014,569

Communications - Media - 0.1%
European Media Capital SA
10.00%, 2/01/15 (f)(i)		1,853	1,853,181

Communications - Telecommunications - 0.4%
Comcel Trust
6.875%, 2/06/24 (c)		2,016	2,109,240
Digicel Ltd.
6.00%, 4/15/21 (c)		1,500	1,533,750
MTS International Funding Ltd.
8.625%, 6/22/20 (a)(c)		4,100	4,674,000

			8,316,990

Consumer Cyclical - Other - 0.0%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (c)	EUR	50	68,366

Consumer Cyclical - Retailers - 0.2%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (c)	U.S.$	4,000	4,165,000

Consumer Non-Cyclical - 0.7%
Cosan Luxembourg SA
5.00%, 3/14/23 (c)		1,361	1,261,158
9.50%, 3/14/18 (c)	BRL	3,117	1,181,410
Marfrig Holding Europe BV
8.375%, 5/09/18 (c)	U.S.$	900	898,200
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		4,151	4,166,566
Minerva Luxembourg SA
7.75%, 1/31/23 (c)		877	898,048

	Principal Amount (000)		U.S. $ Value
Tonon Bioenergia SA
9.25%, 1/24/20 (a)(c)	U.S.$	2,272	$2,044,800
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (c)		4,738	2,902,025
11.75%, 2/09/22 (c)		1,690	1,022,450

			14,374,657

Energy - 0.2%
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (a)(c)		4,300	4,719,250

Transportation - Airlines - 0.2%
TAM Capital 2, Inc.
9.50%, 1/29/20 (c)		751	802,631
TAM Capital 3, Inc.
8.375%, 6/03/21 (c)		2,843	3,027,795

			3,830,426

Total Emerging Markets - Corporate Bonds (cost $47,581,055)			47,744,701

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
Non-Agency Fixed Rate CMBS - 2.2%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.598%, 6/10/49		1,517	1,548,181
Series 2007-4, Class A1A
5.774%, 2/10/51		3,326	3,731,055
Commercial Mortgage Trust
Series 2006-C8, Class AJ
5.377%, 12/10/46		3,313	3,281,103
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.444%, 7/10/44 (c)		1,450	1,486,846
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AJ
5.349%, 11/10/45		2,250	2,092,783
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.308%, 8/10/44 (c)		5,651	6,115,100
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AJ
5.502%, 12/12/44		8,000	7,778,304
Series 2006-LDP7, Class AJ
5.845%, 4/15/45		6,500	6,666,081
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		1,317	1,341,190
Series 2007-C2, Class AM
5.493%, 2/15/40		2,000	2,125,166
Series 2007-C7, Class AJ
6.236%, 9/15/45		1,750	1,815,277

	Principal Amount (000)		U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49	U.S.$	6,667	$6,647,118

			44,628,204

Non-Agency Floating Rate CMBS - 0.0%
Eclipse Ltd.
Series 2007-1X, Class B
0.77%, 1/25/20 (c)(g)	GBP	59	86,318

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.088%, 11/16/45 (h)	U.S.$	899	4,443

Total Commercial Mortgage-Backed Securities (cost $42,286,360)			44,718,965

	Shares
PREFERRED STOCKS - 1.9%
Financial Institutions - 1.7%
Banking - 1.0%
Goldman Sachs Group, Inc. (The)
Series J
5.50%		155,375	3,704,140
Morgan Stanley
6.875%		160,000	4,147,200
PNC Financial Services Group, Inc. (The)
6.125%		223,000	5,956,330
State Street Corp.
Series D
5.90%		70,725	1,831,070
US Bancorp/MN
Series F
6.50%		180,000	5,112,000

			20,750,740

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%		84,000	2,488,080

REITS - 0.6%
DDR Corp.
Series K
6.25%		5,000	115,850
Health Care REIT, Inc.
Series J
6.50%		65,100	1,601,460
Kilroy Realty Corp.
Series G
6.875%		32,200	789,866
Kilroy Realty Corp.
Series H
6.375%		4,000	93,000

Company	Shares		U.S. $ Value
Kimco Realty Corp.
Series I
6.00%		39,725	$901,758
Kimco Realty Corp.
Series K
5.625%		17,850	381,990
National Retail Properties, Inc.
Series D
6.625%		32,000	775,680
National Retail Properties, Inc.
Series E
5.70%		67,075	1,404,550
Public Storage
Series W
5.20%		28,475	598,545
Public Storage
Series X
5.20%		2,000	42,100
Sabra Health Care REIT, Inc.
Series A
7.125%		194,150	4,690,664
Vornado Realty Trust
Series K
5.70%		16,175	351,321

			11,746,784

			34,985,604

Industrial - 0.2%
Consumer Non - Cyclical - 0.2%
Ventas Realty LP/Ventas Capital Corp.
5.45%		139,500	3,222,450

Total Preferred Stocks (cost $36,899,761)			38,208,054

	Principal Amount (000)
MORTGAGE PASS-THROUGHS - 1.6%
Agency Fixed Rate 30-Year - 1.0%
Federal Home Loan Mortgage Corp. Gold
Series 2006
6.00%, 9/01/36	U.S.$	5,605	6,274,620
Federal National Mortgage Association
3.50%, 2/01/41		14,061	14,155,696
Series 1998
8.00%, 6/01/28		25	28,658
Series 1999
7.50%, 11/01/29		37	42,783

			20,501,757

Agency ARMs - 0.6%
Federal Home Loan Mortgage Corp.
Series 2007
2.772%, 3/01/37 (g)		4,018	4,268,078
2.80%, 3/01/37 (g)		1,799	1,922,341

	Principal Amount (000)		U.S. $ Value
2.815%, 2/01/37 (g)	U.S.$	6,272	$6,589,281

			12,779,700

Total Mortgage Pass-Throughs (cost $32,101,412)			33,281,457

BANK LOANS - 1.4%
Industrial - 1.4%
Basic – 0.1%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
4.25%, 6/28/19 (g)		936	942,545
Unifrax Holding Co.
5.25%, 11/28/18 (g)	EUR	761	1,049,037

			1,991,582

Communications - Media - 0.2%
Clear Channel Communications, Inc.
3.80%, 1/29/16 (g)	U.S.$	310	305,953
TWCC Holding Corp.
7.00%, 6/26/20 (g)		3,100	3,010,875

			3,316,828

Consumer Cyclical - Automotive - 0.3%
Exide Technologies
9.00%, 10/09/14		5,868	5,962,856
TI Group Automotive Systems, LLC
5.50%, 3/28/19 (g)		385	385,963

			6,348,819

Consumer Cyclical - Other - 0.1%
New HB Acquisition, LLC
6.75%, 4/09/20 (g)		1,600	1,662,000

Consumer Non-Cyclical - 0.4%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18 (g)		1,359	1,360,719
Air Medical Holding, LLC
7.63%, 5/31/18		4,000	3,980,000
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/31/17(g)		2,300	2,323,000
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.00%, 9/30/19 (g)		546	545,997

			8,209,716

Energy - 0.0%
CITGO Petroleum Corporation
9.00%, 6/24/17 (g)		294	297,563

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.2%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
4.00%, 12/13/19 (g)	U.S.$	1,208	$1,204,860
Veyance Technologies, Inc.
5.25%, 9/08/17 (g)		2,723	2,736,113

			3,940,973

Technology - 0.1%
Avaya, Inc.
4.73%, 10/26/17 (g)		236	230,281
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (g)		2,081	2,065,641

			2,295,922

Total Bank Loans (cost $27,838,718)			28,063,403

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.3%
United States - 1.3%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47		1,950	1,569,984
California GO
7.95%, 3/01/36		3,955	4,654,363
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		4,390	3,236,967
Illinois GO
7.35%, 7/01/35		3,330	3,887,275
Texas Transp Comm (Texas St Hwy Fund First Tier)
Series 2010B
5.178%, 4/01/30		2,560	2,924,774
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		3,430	2,724,552
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48		5,915	4,833,028
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41		1,750	1,316,770
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		1,850	1,278,498

Total Local Governments - Municipal Bonds (cost $26,506,166)			26,426,211

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Indonesia - 0.3%
Majapahit Holding BV
7.875%, 6/29/37 (c)	U.S.$	6,188	$6,822,270

Mexico - 0.6%
Comision Federal de Electricidad
5.75%, 2/14/42 (c)		5,750	5,606,250
Petroleos Mexicanos
6.50%, 6/02/41		4,900	5,365,500

			10,971,750

Venezuela - 0.3%
Petroleos de Venezuela SA
5.25%, 4/12/17 (c)		7,500	5,606,250

Total Quasi-Sovereigns (cost $22,523,265)			23,400,270

GOVERNMENTS - SOVEREIGN BONDS - 1.0%
Croatia – 0.2%
Croatia Government International Bond
6.375%, 3/24/21 (c)		2,875	3,097,813

Hungary - 0.6%
Hungary Government International Bond
5.375%, 2/21/23-3/25/24		5,147	5,173,659
5.75%, 11/22/23		1,488	1,544,236
6.375%, 3/29/21		5,000	5,468,750

			12,186,645

Indonesia - 0.2%
Indonesia Government International Bond
5.875%, 1/15/24 (c)		1,995	2,142,131
6.625%, 2/17/37 (c)		720	763,200
8.50%, 10/12/35 (c)		801	1,021,275

			3,926,606

Total Governments - Sovereign Bonds (cost $17,560,579)			19,211,064

	Shares
COMMON STOCKS - 0.6%
Gallery Media (i)(j)(k)		697	1,010,650
Ion Media Networks, Inc. Class A (i)(k)(l)		2,512	580,348
Mt. Logan Re (Preference Shares) (j)^		10,550	11,422,221

Total Common Stocks (cost $11,396,476)			13,013,219

	Principal Amount (000)		U.S. $ Value
WHOLE LOAN TRUSTS - 0.5%
Performing Asset - 0.5%
Aeroservicios Especializados
10.75%, 3/19/18 (i)(l)	U.S.$	3,934	$3,933,542
Alpha Credit Debt Fund LLC
15.00%, 1/15/18 (i)(l)		2,625	2,625,000
Ede Del Este, SA (DPP)
12.00%, 3/31/16 (i)(l)		1,985	2,053,513
Ede Del Este, SA (ITABO)
12.00%, 3/31/16 (i)(l)		1,900	1,966,241

Total Whole Loan Trust (cost $10,531,833)			10,578,296

EMERGING MARKETS - SOVEREIGNS - 0.4%
El Salvador - 0.3%
El Salvador Government International Bond
7.65%, 6/15/35 (c)		5,957	5,927,215

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (c)		1,236	1,293,165

Total Emerging Markets - Sovereigns (cost $5,792,797)			7,220,380

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Norway - 0.2%
Eksportfinans ASA
2.00%, 9/15/15		315	312,638
2.375%, 5/25/16		3,728	3,690,720

Total Governments - Sovereign Agencies (cost $3,710,119)			4,003,358

	Notional Amount (000)
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
USD/EUR
Expiration: Apr 2014, Exercise Price: EUR 1.35 (k) (cost $248,463)		211,548	239,271

	Shares
SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (m) (cost $51,509,967)		51,509,967	51,509,967

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 1.0%
Malaysia - 1.0%
Bank Negara Malaysia Monetary Notes
Series 3113
Zero Coupon, 5/27/14	MYR	33,405	$10,184,677
Series 5513
Zero Coupon, 9/09/14		33,500	10,132,470

Total Governments - Treasuries (cost $20,286,208)			20,317,147

Total Short-Term Investments (cost $71,796,175)			71,827,114

Total Investments - 144.9% (cost $2,856,798,151) (n)			2,922,003,818
Other assets less liabilities - (44.9)%			(906,029,683)

Net Assets – 100.0%			$2,015,974,135

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Long Bond (CBT) Futures	2,250	June 2014	$296,064,715	$299,742,187	$(3,677,472)
U.S. T-Note 5 Yr (CBT) Futures	1,647	June 2014	196,864,996	195,915,797	949,199
U.S. T-Note 10 Yr (CBT) Futures	4,073	June 2014	505,268,146	503,015,500	2,252,646

					$(475,627)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	IDR	60,226,598	USD	5,179	4/11/14	$(135,713)
BNP Paribas SA	USD	20,531	AUD	22,273	4/17/14	103,890
BNP Paribas SA	USD	20,039	PEN	56,539	4/21/14	19,326
BNP Paribas SA	MXN	254,323	USD	19,078	5/08/14	(348,411)
Citibank, NA	AUD	22,446	USD	20,079	4/17/14	(716,790)
Citibank, NA	GBP	3,794	USD	6,304	5/08/14	(18,287)
Credit Suisse International	PLN	121,618	USD	40,034	4/03/14	(184,016)
Credit Suisse International	JPY	4,125,418	USD	40,035	4/11/14	63,791
Goldman Sachs Bank USA	BRL	49,186	USD	20,662	5/05/14	(830,036)
JPMorgan Chase Bank, NA	EUR	9,630	USD	13,355	4/24/14	88,873
Morgan Stanley & Co., Inc.	USD	4,959	IDR	60,623,025	4/11/14	389,903
Royal Bank of Scotland PLC	BRL	19,208	USD	7,762	5/05/14	(631,289)
Royal Bank of Scotland PLC	USD	5,491	BRL	13,051	5/05/14	211,820

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	226	EUR	163	4/24/14	$(1,412)

						$(1,988,351)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanely & Co., LLC/(LCH Clearnet)	AUD	45,000	1/13/17	3 Month BBR	3.170%	$35,790
Morgan Stanely & Co., LLC/(LCH Clearnet)		40,500	2/13/17	3 Month BBR	3.250%	75,869
Morgan Stanely & Co., LLC/(LCH Clearnet)	NZD	48,000	3/04/17	3 Month BKBM	4.108%	(189,425)
Morgan Stanely & Co., LLC/(LCH Clearnet)	GBP	12,000	3/03/19	6 Month LIBOR	1.921%	(73,740)
Morgan Stanely & Co., LLC/(LCH Clearnet)		11,850	1/14/24	2.976%	3 Month LIBOR	(235,556)
Morgan Stanely & Co., LLC/(LCH Clearnet)		60,150	1/21/24	2.948%	3 Month LIBOR	(997,502)
Morgan Stanely & Co., LLC/(LCH Clearnet)		11,000	2/14/24	2.865%	3 Month LIBOR	(72,430)
Morgan Stanely & Co., LLC/(LCH Clearnet)		47,150	3/25/24	2.887%	3 Month LIBOR	(211,085)

						$(1,668,079)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanely & Co., LLC/(INTRCONX):
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.08%	$22	$(1,786)	$(51)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	56	(4,568)	(94)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	23	(1,867)	(115)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	22	(1,786)	(119)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.08%	$27	$(2,192)	$(135)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	33	(2,679)	(174)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	54	(4,383)	(299)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	67	(5,438)	(378)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	204	(16,559)	(471)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	291	(23,620)	(671)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	511	(41,681)	(852)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	205	(16,640)	(1,024)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	204	(16,559)	(1,106)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	223	(18,101)	(1,114)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	727	(59,299)	(1,212)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	293	(23,783)	(1,464)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	291	(23,620)	(1,577)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	318	(25,812)	(1,589)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	303	(24,594)	(1,593)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	760	(61,689)	(1,753)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	432	(35,065)	(2,271)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	1,061	(86,121)	(2,448)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	496	(40,260)	(2,750)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	1,899	(154,895)	(3,165)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	616	(50,000)	(3,477)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	764	(62,013)	(3,817)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.08%	$708	$(57,468)	$(3,926)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	760	(61,689)	(4,120)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	830	(67,371)	(4,147)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	2,652	(216,314)	(4,419)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	879	(71,348)	(4,962)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	1,068	(86,689)	(5,336)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	1,061	(86,121)	(5,751)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	1,159	(94,075)	(5,790)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	1,128	(91,559)	(5,931)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	1,575	(127,842)	(8,282)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	1,847	(149,920)	(10,241)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	2,294	(186,203)	(12,949)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	2,579	(209,336)	(14,300)
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	(5.00)	3.08	3,202	(259,905)	(18,075)
Sale Contracts
Morgan Stanely & Co., LLC/(INTRCONX):
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	5.00	3.08	14,452	1,173,062	268,007
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	5.00	3.08	20,181	1,638,082	236,156
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	5.00	3.08	3,883	315,181	72,008
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	5.00	3.08	5,537	449,436	69,035
CDX-NAHY
Series 21, 5 Year Index, 12/20/18*	5.00	3.08	427	34,659	5,323
CDX-NAHY
Series 22, 5 Year Index, 6/20/19*	5.00	3.33	7,265	553,097	41,262
CDX-NAHY
Series 22, 5 Year Index, 6/20/19*	5.00	3.33	5,729	436,159	32,539

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31,2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY
Series 22, 5 Year Index, 6/20/19*	5.00%	3.33%	$3,839	$292,270	$20,511
CDX-NAHY
Series 22, 5 Year Index, 6/20/19*	5.00	3.33	2,315	176,245	13,091
CDX-NAHY
Series 22, 5 Year Index, 6/20/19*	5.00	3.33	2,558	194,745	12,869
CDX-NAHY
Series 22, 5 Year Index, 6/20/19*	5.00	3.33	2,362	179,823	11,883
CDX-NAHY
Series 22, 5 Year Index, 6/20/19*	5.00	3.33	5,799	443,430	9,665
CDX-NAHY
Series 22, 5 Year Index, 6/20/19*	5.00	3.33	2,315	176,245	5,435

				$3,491,584	$655,836

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Russian Federation,
7.50%, 3/31/30, 3/20/19*	(1.00)%	2.10%	$6,800	$327,715	$361,508	$(33,793)
Sale Contracts
Morgan Stanley Capital Services LLC:
CDX-NAHY
Series 15, 5 Year Index, 12/20/15*	5.00	1.55	20,544	1,240,226	166,831	1,073,395

				$1,567,941	$528,339	$1,039,602

* Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at March 31, 2014
Barclays capital Inc.+	(2.75	)%*	—	$1,689,226
Barclays capital Inc.+	(2.50	)%*	—	978,409
Barclays capital Inc.+	(1.25	)%*	—	1,663,529
Barclays capital Inc.+	0.00	%*	—	2,677,500
Credit Suisse First Boston+	0.00	%*	—	6,705,075
Credit Suisse Securities (USA) LLC+	(1.25	)%*	—	765,831

Broker	Interest Rate	Maturity	U.S. $ Value at March 31, 2014
Credit Suisse Securities (USA) LLC+	(0.15)%*	—	$2,040,466
Deutsche Bank	0.10%	6/04/14	106,868,015
HSBC	0.10%	5/20/14	45,942,732
HSBC	0.11%	4/10/14	50,568,820
HSBC	0.11%	4/29/14	77,006,117
HSBC	0.12%	6/19/14	19,303,401
JPMorgan Chase	0.10%	4/14/14	43,610,576
JPMorgan Chase	0.11%	6/11/14	102,089,050
JPMorgan Chase	0.12%	4/03/14	46,822,019
JPMorgan Chase	0.12%	5/02/14	73,782,305
JPMorgan Chase	0.12%	5/05/14	81,015,120
JPMorgan Chase	0.12%	5/28/14	203,614,002
Nomura International+	(0.25)%*	—	2,294,904

			$869,437,097

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2014

*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $857,339,920.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $15,501,321.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate market value of these securities amounted to $263,014,345 or 13.0% of net assets.

(d)	Pay-In-Kind Payments (PIK).

(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2014.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of March 31, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
European Media Capital SA
10.00%, 2/01/15	8/18/10	$2,026,534	$1,853,181	0.09%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24	8/20/09	292,454	327,431	0.02%

(g)	Floating Rate Security. Stated interest rate was in effect at March 31, 2014.

(h)	IO - Interest Only

(i)	Fair valued by the Adviser.

(j)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gallery Media	9/03/10	$0	$1,010,650	0.05%
Mt. Logan Re (Preference Shares)	7/01/13	10,550,000	11,422,221	0.57%

(k)	Non-income producing security.

(l)	Illiquid security.

(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(n)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $82,050,795 and gross unrealized depreciation of investments was $(16,845,128), resulting in net unrealized appreciation of $65,205,667.
^	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
USD	-	United States Dollar

Glossary:

ARMs	-	Adjustable Rate Mortgages
BBR	-	British Bankers Association
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

Country Breakdown *

March 31, 2014 (unaudited)

86.9%	United States
2.1%	Brazil
1.5%	Mexico
0.9%	United Kingdom
0.8%	Canada
0.5%	Switzerland
0.4%	Hungary
0.4%	Indonesia
0.3%	Luxembourg
0.3%	France
0.3%	Germany
0.3%	Peru
0.3%	India
2.5%	Other
2.5%	Short-Term

100.0%

*	All data are as of March 31, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Australia, Barbados, Belgium, Chile, Colombia, Croatia, El Salvador, Guatemala, Jamaica, Japan, Netherlands, Norway, Portugal, Russia, Singapore, South Africa, Spain, Sri Lanka and Venezuela.

AllianceBernstein Income Fund

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,853,611,088	$	– 0	–	$1,853,611,088
Corporates - Non-Investment Grades		– 0	–	288,145,103		2,213,607		290,358,710
Corporates - Investment Grades		– 0	–	192,239,940		– 0	–	192,239,940

Investments in Securities:	Level 1			Level 2		Level 3			Total
Agencies	$	– 0	–	$133,735,938		$	– 0	–	$133,735,938
Collateralized Mortgage Obligations		– 0	–	– 0	–		84,122,379		84,122,379
Emerging Markets - Corporate Bonds		– 0	–	45,891,520			1,853,181		47,744,701
Commercial Mortgage-Backed Securities		– 0	–	3,735,498			40,983,467		44,718,965
Preferred Stocks		38,208,054		– 0	–		– 0	–	38,208,054
Mortgage Pass-Throughs		– 0	–	33,281,457			– 0	–	33,281,457
Bank Loans		– 0	–	– 0	–		28,063,403		28,063,403
Local Governments - Municipal Bonds		– 0	–	26,426,211			– 0	–	26,426,211
Quasi-Sovereigns		– 0	–	23,400,270			– 0	–	23,400,270
Governments - Sovereign Bonds		– 0	–	19,211,064			– 0	–	19,211,064
Common Stocks		– 0	–	– 0	–		13,013,219		13,013,219
Whole Loan Trusts		– 0	–	– 0	–		10,578,296		10,578,296
Emerging Markets - Sovereigns		– 0	–	7,220,380			– 0	–	7,220,380
Governments - Sovereign Agencies		– 0	–	4,003,358			– 0	–	4,003,358
Options Purchased - Calls		– 0	–	239,271			– 0	–	239,271
Short-Term Investments:
Investment Companies		51,509,967		– 0	–		– 0	–	51,509,967
Governments - Treasuries		– 0	–	20,317,147			– 0	–	20,317,147

Total Investments in Securities		89,718,021		2,651,458,245			180,827,552		2,922,003,818
Other Financial Instruments* :
Assets:
Futures		3,201,845		– 0	–		– 0	–	3,201,845
Forward Currency Exchange Contracts		– 0	–	877,603			– 0	–	877,603
Centrally Cleared Interest Rate Swaps		– 0	–	111,659			– 0	–	111,659
Centrally Cleared Credit Default Swaps		– 0	–	797,784			– 0	–	797,784
Credit Default Swaps		– 0	–	1,073,395			– 0	–	1,073,395
Liabilities:
Futures		(3,677,472)		– 0	–		– 0	–	(3,677,472)
Forward Currency Exchange Contracts		– 0	–	(2,865,954)			– 0	–	(2,865,954)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,668,079)			– 0	–	(1,668,079)
Centrally Cleared Credit Default Swaps		– 0	–	(141,948)			– 0	–	(141,948)
Credit Default Swaps		– 0	–	(33,793)			– 0	–	(33,793)

Total +		$89,242,394		$2,649,608,912			$180,827,552		$2,919,678,858

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+ There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades		Collateralized Mortgage Obligations		Emerging Markets - Corporate Bonds
Balance as of 12/31/13	$61,229		$64,909,110		$1,741,990
Accrued discounts/(premiums)	(5,549)		128,575		(51,512)
Realized gain (loss)	– 0	–	22,097		– 0	–
Change in unrealized appreciation/depreciation	5,427		1,537,968		162,703
Purchases	2,152,500		21,638,631		– 0	–
Sales	– 0	–	(4,114,002)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/14	$2,213,607		$84,122,379		$1,853,181

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/14	$5,427		$1,537,968		$162,703

	Commercial Mortgage-Backed Securities		Bank Loans		Common Stocks
Balance as of 12/31/13	$36,857,033		$29,926,235		$14,265,067
Accrued discounts/(premiums)	16,979		12,891		– 0	–
Realized gain (loss)	– 0	–	(152,487)		– 0	–
Change in unrealized appreciation/depreciation	710,114		335,279		(1,251,848)
Purchases	3,399,341		844,453		– 0	–
Sales	– 0	–	(2,902,968)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/14	$40,983,467		$28,063,403		$13,013,219

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/14	$710,114		$(82,872)		$(1,251,848)

	Whole Loan Trusts		Total
Balance as of 12/31/13	$7,238,193		$154,998,857
Accrued discounts/(premiums)	(6,598)		94,786
Realized gain (loss)	(3,855)		(134,245)
Change in unrealized appreciation/depreciation	40,954		1,540,597
Purchases	3,469,308		31,504,233
Sales	(159,706)		(7,176,676)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/14	$10,578,296		$180,827,552

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/14	$40,954		$1,122,446

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at March 31, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grades	$2,213,607	Third Party Vendor	Evaluated Quotes	$107.38 – $155.55 / $112.16
Collateralized Mortgage Obligations	$84,122,379	Third Party Vendor	Evaluated Quotes	$20.75 – $122.33 / $87.41
Emerging Markets—Corporate Bonds	$1,853,181	Indicative Market Quotations	Broker Quote	$100.00 / NA
Commercial Mortgage-Backed Securities	$40,983,467	Third Party Vendor	Evaluated Quotes	$0.49 – $146.94 / $101.45
Bank Loans	$28,063,403	Third Party Vendor	Vendor Quotes	$97.13 – $137.94 /$101.69
Common Stocks	$1,010,650	Indicative Market Quotations	Broker Quote	$1,450.00/ N/A
	$11,422,221	Practical Expedient	NAV	$1,083.68/ N/A
	$580,348	Market Approach	EBITDA Projection*	$150.5 million
Whole Loan Trusts	$4,019,754	Market Approach	Internal Rate of Return	Benchmark & 500 bp
	$6,558,542	Qualitative Assessment	Transaction Price	$100.00/ $100

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2014